REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Jun. 30, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information	The following table present disaggregated revenue information:

	Year ended June 30, 2022
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$483,555	90,012	573,567
Product sales	37,464	1,022	38,486
Maintenance service revenue	89,742	1,525	91,267
Extended warranty service revenue	4,142	—	4,142

Total	$614,903	92,559	707,462

Summary of contract assets and contract liabilities
Contract assets and contract liabilities are summarized below:

	June 30, 2021	June 30, 2022
Contract assets, current	$202,462	235,712
Contract assets, non-current	5,627	9,582
Contract liabilities	185,596	208,636